Intangible Assets - Summary of Intangible Assets (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization		$ (2,208,085)	$ (1,826,602)
Intangible assets, net	180,718	288,475	437,839
Patents
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets gross		$ 2,496,560	$ 2,264,441